RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)													3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2023	Oct. 30, 2023	Oct. 01, 2023	Sep. 28, 2023	Sep. 19, 2023	Sep. 12, 2023	Jul. 03, 2023	May 29, 2023	Mar. 29, 2023	Dec. 21, 2022	Mar. 31, 2022	Mar. 24, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Aug. 31, 2023	Mar. 31, 2023
Related Party Transaction [Line Items]
Notes payable related parties																		$ 143,400
Tangible software												$ 772,000				$ 772,000	$ 514,668
Shares issued price per share													$ 0.75		$ 0.75
Due from to related party													$ 88,278		$ 88,278
Percentage of attributed for developing source code																	90.00%
Common Stock [Member]
Related Party Transaction [Line Items]
Conversion of convertible securities, shares													2,700,299	2,385,424		20,160,926
Number of shares issued													310,619,681			30,500,000
A and K Sfetcopulos Superannuation Pty Ltd [Member]
Related Party Transaction [Line Items]
Notes payable related parties					$ 50,000
Interest rate					15.00%
Number of shares converted					99,667
A and K Sfetcopulos Superannuation Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties					$ 50,000
Shares percent					30.00%
A and K Sfetcopulos Superannuation Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted					99,667
Collin Phillips [Member]
Related Party Transaction [Line Items]
Notes payable related parties								$ 6,599
Interest rate								15.00%
Debt instrument maturity date								May 29, 2024
Number of shares converted			13,998					13,998
A&K [Member]
Related Party Transaction [Line Items]
Number of shares converted				100,000
500K Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable related parties													$ 500,000		500,000
Tangible software													$ 758,316		$ 758,316
Cost approach percentage													90.00%		90.00%
500K Notes Payable [Member] | Founder [Member]
Related Party Transaction [Line Items]
Shares issued price per share												$ 1,225
500K Notes Payable [Member] | Founder [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued												7,250,000
500K Notes Payable [Member] | Founder [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued												5,000,000
500K Notes Payable [Member] | Mr Mc Kendrick [Member]
Related Party Transaction [Line Items]
Conversion of convertible securities, shares											7,500,000
Number of shares issued											7,500,000
500K Notes Payable [Member] | Mr Mc Kendrick [Member] | Software Developer [Member]
Related Party Transaction [Line Items]
Number of shares issued											220,000
Number of common and preferred stock transferred											220,000
500K Notes Payable [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Number of shares issued															36,074,708		36,074,708
Due from to related party													$ 3,430,000		$ 3,430,000				$ 3,430,000
Issued and outstanding of common stock percentage													53.61%		53.61%		53.61%
500K Notes Payable [Member] | Mr Stephen Copulos [Member] | Software Developer [Member]
Related Party Transaction [Line Items]
Number of shares issued											9,177,438
500K Notes Payable [Member] | Mr Copulos [Member] | Software Developer [Member]
Related Party Transaction [Line Items]
Number of common and preferred stock transferred											9,177,438
500K Notes Payable [Member] | Lever Holdings Pty Ltd [Member]
Related Party Transaction [Line Items]
Conversion of convertible securities, shares											20,166,042
Shares issued price per share											$ 0.0248						$ 0.0248
Number of shares issued											20,166,042						792,942
500K Notes Payable [Member] | Lever Technology Inc [Member]
Related Party Transaction [Line Items]
Notes payable related parties																	$ 500,000
Tangible software																	$ 758,316
150K Notes Payable [Member] | Citywest Corp Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted				350,000						350,000
150K Notes Payable [Member] | Citywest Corp Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties										$ 150,000
Shares percent										25.00%
150K Notes Payable [Member] | Citywest Corp Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted										350,000
150K Notes Payable [Member] | Citywest Corp Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties										$ 150,000
Interest rate										10.00%
Debt instrument maturity date										Dec. 21, 2023
Number of shares converted				350,000
150K Notes Payable [Member] | Citywest Corp Pty Ltd [Member] | Mr Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties										$ 150,000
Interest rate										10.00%
Debt instrument maturity date										Dec. 21, 2023
150K Notes Payable [Member] | Eyeon Corp Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted				350,000						350,000
150K Notes Payable [Member] | Eyeon Corp Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties										$ 150,000
Shares percent										25.00%
150K Notes Payable [Member] | Eyeon Corp Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted										350,000
150K Notes Payable [Member] | Eyeon Corp Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties										$ 150,000
Interest rate										10.00%
Debt instrument maturity date										Dec. 21, 2023
Number of shares converted				350,000
100K Notes Payable [Member] | Citywest Corp Pty Ltd [Member]
Related Party Transaction [Line Items]
Acquisition percentage									35.00%
100K Notes Payable [Member] | Citywest Corp Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
100K Notes Payable [Member] | Eyeon I Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
Acquisition percentage									35.00%
100K Notes Payable [Member] | Northrock Unit Capital Trust [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties									$ 100,000
Interest rate									15.00%
Debt instrument maturity date									Mar. 31, 2024
Number of shares converted				220,808
Acquisition percentage									35.00%
100K Notes Payable [Member] | Collin Phillips [Member]
Related Party Transaction [Line Items]
Number of shares converted									13,998
100K Notes Payable [Member] | Collin Phillips [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties									$ 6,599
Interest rate									15.00%
Debt instrument maturity date									May 29, 2024
Number of shares converted			13,998	209,534
100K Notes Payable [Member] | Eyeon II Investments Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted								150,000
100K Notes Payable [Member] | Eyeon II Investments Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties								$ 100,000
Shares percent								30.00%
100K Notes Payable [Member] | Eyeon II Investments Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted								150,000
100K Notes Payable [Member] | Eyeon II Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties								$ 100,000
Interest rate								15.00%
Debt instrument maturity date								May 29, 2024
Number of shares converted				209,534				150,000
Shares percent								30.00%
100K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted		190,476
100K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties		$ 100,000
Shares percent		30.00%
100K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted		190,476
100K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties		$ 100,000
Interest rate		15.00%
Debt instrument maturity date		Oct. 30, 2024
200 K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted				414,466			400,000
200 K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties							$ 500,000
Shares percent							30.00%
200 K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted							400,000
200 K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties							$ 200,000
Interest rate							15.00%
Debt instrument maturity date							Jul. 03, 2024
Number of shares converted				414,466
150K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted				299,000		299,000
150K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties						$ 150,000
Shares percent						30.00%
150K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted						2,990,000
150K Notes Payable [Member] | Eyeon III Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties						$ 150,000
Interest rate						15.00%
70K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member]
Related Party Transaction [Line Items]
Number of shares converted	133,333
70K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Notes payable related parties	$ 70,000
Shares percent	30.00%
70K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares converted	33,333
70K Notes Payable [Member] | Eyeon Investments Pty Ltd [Member] | Mr Stephen Copulos [Member]
Related Party Transaction [Line Items]
Notes payable related parties	$ 70,000
Interest rate	15.00%
Debt instrument maturity date	Dec. 20, 2024